Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2024 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Estimated amortization expense
2025	¥ 280	$ 38
2026	171	23
2027	122	17
2028	102	14
2029	¥ 58	$ 8